ANNUAL REPORT



                                  May 31, 2001




                              [AMIDEX LOGO OMITTED]






                             26 Broadway, Suite 741
                            New York, New York 10004
                                 1-888-876-3566

                               TABLE OF CONTENTS

                                                                           Page

President's Letter .........................................................1-2

Performance Update .........................................................3-4

Schedule of Investments ....................................................5-8

Statements of Assets and Liabilities ......................................9-10

Statements of Operations ....................................................11

Statements of Changes in Net Assets..........................................12

Financial Highlights ....................................................... 13

Notes to Financial Statements ........................................... 14-18

Independent Auditors' Report ................................................19

July 12, 2001


Dear Shareholders of the AMIDEX(TM) Funds,

     Enclosed is the second annual report of AMIDEX(TM) Funds, Inc. As our partners in this journey, we would like to share with you some observations about our funds and highlight for you some of the factors that have affected these funds over the past months.

     Our first fund, the AMIDEX35(TM) Fund, was launched on June 8, 1999. We launched our second fund, the AMIDEX(TM) Israel Technology Fund on February 15, 2001. The AMIDEX35(TM) Fund invests in the largest Israeli companies that trade on the Tel Aviv Stock Exchange or on Wall Street, while the AMIDEX(TM) Israel Technology Fund invests exclusively in small capitalization Israeli technology companies traded on the NASDAQ.

     As the attached reports demonstrate, the AMIDEX35(TM) Fund's No Load class of shares declined 26.37% from June 1, 2000 through May 31, 2001. Obviously, we are disappointed with the performance figures of the Fund, but we still believe that the AMIDEX35(TM) Fund remains a good choice as a vehicle for long-term capital growth.

     The AMIDEX35(TM) Fund's two most relevant benchmarks are the NASDAQ Composite Index and the TA-25 (Tel Aviv) Index. During the 12 months ending on May 31, 2001, the NASDAQ dropped by 41.09%. The TA-25 suffered as well, but not as badly as the NASDAQ, losing 22.68% during the same period of time. Hence, we believe that it was the fall of the NASDAQ, and not political developments in Israel, that was the primary force driving down the AMIDEX35(TM).

     The shares of the AMIDEX(TM) Israel Technology Fund declined 12.80% from its February 15, 2001 inception through May 31, 2001. The NASDAQ Composite Index dropped 17.26% for the same period of time.

     As index-based funds, the AMIDEX35(TM) Fund and the AMIDEX(TM) Israel Technology Fund passively track their respective stock index indices. The index investment methodology requires us to keep assets invested in all index-participating stocks, regardless of market direction. It is therefore natural that the performance of both Funds was greatly affected by the overall markets here and in Tel Aviv.

     Many people have speculated that political developments in Israel have dampened the prospects for Israeli companies. It is disheartening that prospects for peace in the Middle East have been temporarily dimmed. Investors have been fed a steady diet of media sensationalism and may not appreciate the fact that the most significant event affecting Israeli companies over the last year has been the precipitous decline of the NASDAQ, and not the increase of friction in the region.

     The Israeli economy was affected by the global economic slowdown. As one of the major technology hubs of the world, Israel's economy was affected by the decrease in demand for technology products, especially in the telecommunication, Internet application and semi-conductor industries.

     Looking into the future and in spite of the overall global slowdown, we feel confident in our portfolio companies and their ability to sustain profitability in the future. We believe that eventually, technology spending will rebound, and those technology-related companies that have established themselves as market leaders will benefit. Investors should remain focused on the long-term, and not over-react to transient market fluctuations.

     There are now thousands of mutual funds in America. The AMIDEX35(TM) Fund and the AMIDEX(TM) Israel Technology Fund remain truly unique vehicles in an industry where it is very hard to stand out. We appreciate your decision to select the AMIDEX(TM) Funds, and thank you for your investment.






       /s/BOAZ RAHAV                        /s/CLIFF GOLDSTEIN
          ----------------------------         --------------------------------
          Boaz Rahav                           Cliff Goldstein
          Fund Manager, AMIDEX Funds, Inc.     President, AMIDEX Funds, Inc.

     This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
PERFORMANCE UPDATE--$10,000 INVESTMENT
AMIDEX35(TM) MUTUAL FUND
FOR THE YEAR ENDED MAY 31, 2001
-------------------------------------------------------------------------------

[ID: GRAPH WITH FOLLOWING PLOT POINTS . . .]

                No Load       Class A       Class C       S&P 500
                -------       -------       -------       -------
08-Jun-99        10,000                                    10,000
31-Aug-99        10,000                                    10,052
19-Nov-99                       9,600
30-Nov-99        12,300         9,235                      10,606
29-Feb-00        19,070        14,352                      10,465
19-May-00                                    10,000
31-May-00        16,750        12,806        10,320        10,914
31-Aug-00        19,820        14,870        11,969        11,692
30-Nov-00        15,100        11,328         9,098        10,159
28-Feb-01        14,082        10,552         8,456         9,607
31-May-01        12,554         9,354         7,498         9,762

[ID: END OF PLOT POINTS]


                                                          TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
|                     |      Commencement of Operations through 5/31/01   |                One Year Ending 5/31/01             |
|---------------------|-------------------------|-------------------------|---------------------------|------------------------|
|  S&P 500            |                (1.21)%  |                         |                 (10.55)%  |                        |
|---------------------|-------------------------|-------------------------|---------------------------|------------------------|
|  No-load Class (1)  |                12.17%   |                         |                 (26.37)%  |                        |
|---------------------|-------------------------|-------------------------|---------------------------|------------------------|
|  Class A (2)        |     with sales charge   |    without sales charge |        with sales charge  |  without sales charge  |
|                     |               (1.68)%   |                   1.11% |                 (29.90)%  |              (26.75)%  |
|---------------------|-------------------------|-------------------------|---------------------------|------------------------|
|  Class C (3)        |        with contingent  |      without contingent |          with contingent  |    without contingent  |
|                     |  deferred sales charge  |   deferred sales charge |    deferred sales charge  | deferred sales charge  |
|                     |               (24.29)%  |                (23.59)% |                 (28.00)%  |              (27.32)%  |
|---------------------|-------------------------|-------------------------|---------------------------|------------------------|


---------------------
(1) The Amidex35(TM) Mutual Fund No-load shares commenced on June 8, 1999.
(2) The Amidex35(TM) Mutual Fund Class A shares commenced on November 19, 1999.
(3) The Amidex35(TM) Mutual Fund Class C shares commenced on May 19, 2000.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
PERFORMANCE UPDATE--$10,000 INVESTMENT (CONTINUED)
AMIDEX(TM) ISRAEL TECHNOLOGY FUND
FEBRUARY 15,2001 THROUGH MAY 31, 2001
-------------------------------------------------------------------------------

[ID: GRAPH WITH FOLLOWING PLOT POINTS . . .]

                No Load       NASDAQ
                -------       ------
2/15/01          10,000       10,000
2/28/01           8,820        8,429
3/31/01           7,190        7,208
4/30/01           8,320        8,289
5/31/01           8,720        8,267

[ID: END OF PLOT POINTS]

                              TOTAL RETURN
|-----------------------------------------------------------------------|
|            Commencement of Operations through 5/31/01                 |
|-----------------------------------------------------------------------|
|         NASDAQ                                   (17.33)%             |
|-----------------------------------------------------------------------|
|         No-load Class (1)                        (12.80)%             |
|-----------------------------------------------------------------------|

---------------------
(1) The Amidex(TM) Isreal Technology Fund No-load shares commenced operations on February 15, 2001.

AMIDEX(TM) FUNDS, INC.
AMIDEX35(TM) MUTUAL FUND                                          ANNUAL REPORT
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2001


                                                                       MARKET
                                                          SHARES       VALUE
                                                          ------       ------
COMMON STOCK -- 92.54%
BANKING & INSURANCE -- 10.27%
Bank Hapoalim Ltd. .................................     284,602    $   691,736
Bank Leumi Le-Israel ...............................     322,433        652,033
Israel Discount Bank* ..............................     189,310        149,746
Migdal Insurance Holdings Ltd. .....................     208,745        221,454
                                                                    -----------
                                                                      1,714,969
                                                                    -----------

CHEMICALS -- 1.69%
Israel Chemicals Ltd. ..............................     273,635        281,701
                                                                    -----------

COMPUTER SOFTWARE & SERVICES -- 35.36%
Amdocs Ltd.* .......................................      39,503      2,441,285
Backweb Technologies* ..............................       7,219         13,572
Check Point Software Technologies Ltd.* ............      44,595      2,401,887
Constellation 3D, Inc.* ...........................        9,600         58,464
DSP Group, Inc.* ...................................       5,505         99,255
Gilat Satellite Networks Ltd.* .....................       5,057         63,971
Mercury Interactive Corp.* .........................      12,286        727,823
Ulticom, Inc.* .....................................       3,500         98,000
                                                                    -----------
                                                                      5,904,257
                                                                    -----------

DIGITAL AUDIO -- 0.79%
AudioCodes Ltd.* ...................................       8,970         71,401
Zoran Corp.* .......................................       3,200         60,416
                                                                    -----------
                                                                        131,817
                                                                    -----------

DIGITAL IMAGING -- 4.55%
Creo Products, Inc.* ...............................      10,400        202,072
Electronics for Imaging, Inc.* .....................      12,628        303,198
Orbotech Ltd.* .....................................       7,182        255,464
                                                                    -----------
                                                                        760,734
                                                                    -----------

                       See notes to financial statements.

AMIDEX(TM) FUNDS, INC.
AMIDEX35(TM) MUTUAL FUND                                          ANNUAL REPORT
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2001


                                                                       MARKET
                                                          SHARES       VALUE
                                                          ------       ------
DIVERSIFIED HOLDINGS -- 9.57%
Clal Electronics Industries Ltd.* ..................         749    $    53,420
Clal Industries & Investments* .....................      31,963        193,678
Clal Insurance Enterprise Holdings Ltd. ............      10,256        150,160
Discount Investment Corp.* .........................      10,454        335,164
IDB Development Corp. Ltd. .........................      13,138        350,749
IDB Holding Corp. Ltd. .............................       8,590        243,650
Israel Corp. Ltd. ..................................       1,005        131,119
Koor Industries Ltd. ...............................      18,536        139,947
                                                                    -----------
                                                                      1,597,887
                                                                    -----------

MEDICAL PRODUCTS -- 8.98%
Teva Pharmaceutical Industries Ltd. ADR ............      25,954      1,499,103
                                                                    -----------

TELECOMMUNICATIONS -- 21.33%
Bezeq Israeli Telecommunications Corp. Ltd. ........     545,556        829,076
BreezeCom Ltd.* ....................................       6,200         37,262
Comverse Technology, Inc.* .........................      31,977      1,854,666
ECI Telecom Ltd. ...................................      20,158        121,956
NDS Group Plc* .....................................      11,000        455,510
Nice Systems Ltd.* .................................       2,500         36,200
Partner Communications* ............................      37,000        148,000
Terayon Corp.* .....................................      13,500         79,380
                                                                    -----------
                                                                      3,562,050
                                                                    -----------
Total Common Stock (Cost $21,504,035) ..............                 15,452,518
                                                                    -----------

SHORT-TERM INVESTMENTS -- 0.30%
Star Bank Treasury Money Market Fund (Cost $49,420)                      49,420
                                                                    -----------

TOTAL INVESTMENTS (COST $21,553,455) -- 92.84% .....                 15,501,938
ASSETS IN EXCESS OF OTHER LIABILITIES -- 7.16% .....                  1,195,871
                                                                    -----------
NET ASSETS -- 100% .................................                $16,697,809
                                                                    ===========

*Non-income producing security
 ADR -- American depository receipt

                       See notes to financial statements.

AMIDEX(TM) FUNDS, INC.
AMIDEX(TM) ISRAEL TECHNOLOGY FUND                                 ANNUAL REPORT
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2001


                                                                       MARKET
                                                          SHARES       VALUE
                                                          ------       ------
COMMON STOCK -- 92.59%
BIOTECHNOLOGY & MEDICAL SYSTEMS -- 26.58%
Bio-Technology General Corp.* ......................      17,100    $   203,490
Compugen Ltd.* .....................................       5,700         27,075
ESC Medical Systems Ltd.* ..........................       8,300        226,175
Keryx Biopharmaceuticals, Inc.* ....................       4,600         41,630
                                                                    -----------
                                                                        498,370
                                                                    -----------

COMPUTER PRODUCTS -- 18.70%
Camtek Ltd.* .......................................       5,000         30,500
Jacada Ltd.* .......................................       4,200         20,328
Medis Technologies Ltd.* ...........................       5,400        103,572
M-Systems Flash Disk Pioneers Ltd.* ................       6,600         64,350
Scitex Corp. Ltd.* .................................      13,000         97,890
TTR Technologies, Inc.* ............................       6,000         33,840
                                                                    -----------
                                                                        350,480
                                                                    -----------

COMPUTER SOFTWARE -- 17.29%
Fundtech Ltd.* .....................................       3,100         28,210
Level 8 Systems, Inc.* .............................       4,300         19,436
Magic Software Enterprises Ltd.* ...................       7,100         16,685
Mind CTI Ltd.* .....................................       5,000         12,800
Netmanage, Inc.* ...................................      15,000         10,200
Precise Software Solutions Ltd.* ...................       7,600        167,352
Retalix Ltd.* ......................................       3,500         50,085
Tecnomatix Technologies Ltd.* ......................       2,200         19,360
                                                                    -----------
                                                                        324,128
                                                                    -----------

INTERNET INFRASTRUCTURE & APPLICATION -- 7.15%
Commtouch Software Ltd.* ...........................       4,000          4,160
Deltathree, Inc.* ..................................       7,500          7,125
RADVision Ltd.* ....................................       7,800         50,232
RADWARE Ltd.* ......................................       3,600         62,892
ViryaNet Ltd.* .....................................       1,200          1,224
Vocaltec Communications Ltd.* ......................       3,000          8,400
                                                                    -----------
                                                                        134,033
                                                                    -----------

                       See notes to financial statements.

AMIDEX(TM) FUNDS, INC.
AMIDEX(TM) ISRAEL TECHNOLOGY FUND                                 ANNUAL REPORT
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2001

                                                                       MARKET
                                                          SHARES       VALUE
                                                          ------       ------
OFFICE AUTOMATION -- 6.44%
Indigo NV* .........................................      24,200    $   120,758
                                                                    -----------

SEMICONDUCTORS -- 4.73%
Metalink Ltd.* .....................................       5,800         51,620
Nova Measuring Instruments Ltd.* ...................       4,600         31,050
Tioga Technologies Ltd.* ...........................       5,400          5,940
                                                                    -----------
                                                                         88,610
                                                                    -----------

TELECOMMUNICATIONS -- 11.70%
Ceragon Networks Ltd.* .............................       6,500         21,840
Ectel Ltd.* ........................................       4,950         80,339
Floware Wireless Systems Ltd.* .....................       9,700         42,680
Mentergy Ltd.* .....................................       2,800          4,620
Orckit Communications Ltd.* ........................       5,000         11,850
TTI Team Telecom International Ltd.* ...............       2,500         41,825
Vyyo, Inc.* ........................................       9,000         16,200
                                                                    -----------
                                                                        219,354
                                                                    -----------

Total Common Stock (Cost $1,954,868) ...............                  1,735,733
                                                                    -----------

SHORT-TERM INVESTMENTS -- 7.46%
Star Bank Treasury Money Market Fund
     (Cost $139,847)................................                    139,847
                                                                    -----------

TOTAL INVESTMENTS (COST $2,094,715) -- 100.05% .....                  1,875,580
OTHER LIABILITIES IN EXCESS OF ASSETS -- (.05)% ....                       (853)
                                                                    -----------
NET ASSETS -- 100% .................................                $ 1,874,727
                                                                    -----------

*Non-income producing security.


                       See notes to financial statements.


AMIDEX(TM) FUNDS, INC.                                                                         ANNUAL REPORT
------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2001

                                                                             AMIDEX35(TM)  AMIDEX(TM) ISRAEL
                                                                             MUTUAL FUND    TECHNOLOGY FUND
                                                                             ------------  -----------------
ASSETS:
  Investments, at market (identified cost: $21,553,455 and
    $2,094,715, respectively) ............................................   $ 15,501,938    $  1,875,580
  Cash ...................................................................         12,228             450
  Receivables:
    Dividends ............................................................          5,038              --
    Interest .............................................................            686             360
    Investments sold .....................................................      1,155,273              --
    Fund shares sold .....................................................         14,483             593
    Due from Advisor .....................................................         58,672              --
                                                                             ------------    ------------
        Total assets .....................................................     16,748,318       1,876,983
                                                                             ------------    ------------

LIABILITIES:
  Payables:
    Investment advisory fees .............................................          7,509             778
    Service fees .........................................................         21,775           1,089
    Distribution fees ....................................................          6,318             389
    Fund shares redeemed .................................................         13,497              --
    Other liabilities ....................................................          1,410              --
                                                                             ------------    ------------
        Total liabilities ................................................         50,509           2,256
                                                                             ------------    ------------
NET ASSETS ...............................................................   $ 16,697,809    $  1,874,727
                                                                             ============    ============


NET ASSETS CONSIST OF:
    Common stock .........................................................   $        151    $         21
    Additional paid-in capital ...........................................     23,549,146       2,093,841
    Accumulated realized loss on investments .............................       (799,971)             --
    Net unrealized loss on investments ...................................     (6,051,517)       (219,135)
                                                                             ------------    ------------

Total Net Assets (1,508,383, and 214,915 shares outstanding, respectively;
    500,000,000 shares of $0.0001 par value authorized) ..................     16,697,809       1,874,727
                                                                             ============    ============

NO-LOAD CLASS SHARES:
Net Assets applicable to 923,995, and 214,915 shares outstanding,
  respectively (Note 2) ..................................................   $ 11,462,238    $  1,874,727
                                                                             ============    ============
Net Asset Value, offering and redemption price per share .................   $      12.41    $       8.72
                                                                             ============    ============

                       See notes to financial statements.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MAY 31, 2001

                                                                    AMIDEX35(TM)
                                                                    MUTUAL FUND
                                                                    ------------
CLASS A SHARES:
Net Assets applicable to 408,712 shares outstanding (Note 2)...     $  3,930,243
                                                                    ============

Net Asset Value, and redemption price per share ...............     $       9.62
                                                                    ============
Offering price per share Class A ..............................     $      10.02
                                                                    ============

CLASS C SHARES:
Net Assets applicable to 175,676 shares outstanding (Note 2)...     $  1,305,328
                                                                    ============
Net Asset Value, offering and redemption price per share ......     $       7.43
                                                                    ============


                       See notes to financial statements.


AMIDEX(TM) FUNDS, INC.                                                                          ANNUAL REPORT
-------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                                                        AMIDEX35(TM)       AMIDEX(TM) ISRAEL
                                                                        MUTUAL FUND         TECHNOLOGY FUND
                                                                     FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                        MAY 31, 2001         MAY 31, 2001*
                                                                     ------------------  --------------------
INVESTMENT INCOME:
  Interest .......................................................      $     60,481         $      3,602
  Dividends (net of foreign taxes: $26,795 and
    0, respectively) .............................................            87,189                   --
                                                                        ------------         ------------
  Total investment income ........................................           147,670                3,602
                                                                        ------------         ------------

EXPENSES:
  Investment advisory fees .......................................            95,843                2,412
  Service fees ...................................................           277,945                3,376
  Distribution fees -- No-load Class .............................            34,255                1,206
  Distribution fees -- Class A ...................................            10,698                   --
  Distribution fees -- Class C ...................................            11,877                   --
    Total expenses ...............................................           430,618                6,994
                                                                        ------------         ------------
  Net investment loss ............................................          (282,948)              (3,392)
                                                                        ------------         ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments ...............................          (799,971)                  --
  Net change in unrealized depreciation on investments............        (6,694,661)            (219,135)
                                                                        ------------         ------------
                                                                          (7,494,632)            (219,135)
                                                                        ------------         ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      $ (7,777,580)        $   (222,527)
                                                                        ============         ============

*Fund commenced operations on February 15, 2001


                       See notes to financial statements.



AMIDEX(TM) FUNDS, INC.                                                                          ANNUAL REPORT
-------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            AMIDEX 35(TM) MUTUAL FUND
                                                                            -------------------------

                                                                                             COMMENCEMENT
                                                                         YEAR ENDED     OF OPERATIONS THROUGH
                                                                        MAY 31, 2001        MAY 31, 2000*
                                                                        ------------    ---------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss ...............................................   $   (282,948)        $    (68,185)
  Net realized gain (loss) on investments ...........................       (799,971)             375,110
  Net change in unrealized appreciation (depreciation) on investments     (6,694,661)             643,144
Net increase (decrease) in net assets resulting from operations .....     (7,777,580)             950,069
                                                                        ------------         ------------

Distributions to shareholders from:
  Net realized gain
    No-load Class ...................................................       (178,261)                  --
    Class A .........................................................        (96,299)                  --
    Class C .........................................................        (32,365)                  --
                                                                        ------------         ------------

Total Distributions .................................................       (306,925)                  --
                                                                        ------------         ------------

Increase in net assets from Fund share transactions (Note 2) ........     13,117,476           10,614,769
                                                                        ------------         ------------

Total increase in net assets ........................................      5,032,971           11,564,838

NET ASSETS:
  Beginning of period ...............................................     11,664,838              100,000
                                                                        ------------         ------------
  End of period .....................................................   $ 16,697,809         $ 11,664,838
                                                                        ============         ============




                                                              AMIDEX(TM) ISRAEL TECHNOLOGY FUND
                                                              ---------------------------------

                                                                        COMMENCEMENT
                                                                    OF OPERATIONS THROUGH
                                                                       MAY 31, 2001**
                                                                    ---------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss ...............................................   $     (3,392)
  Net change in unrealized depreciation on investments ..............       (219,135)
                                                                        ------------
Net decrease in net assets resulting from operations ................       (222,527)
                                                                        ------------

Increase in net assets from Fund share transactions (Note 2) ........      2,097,254
                                                                        ------------
Total increase in net assets ........................................      1,874,727

NET ASSETS:
  Beginning of period ...............................................             --
                                                                        ------------
  End of period .....................................................   $  1,874,727
                                                                        ============


 *Fund commenced operations on June 8, 1999.
**Fund commenced operations on February 15, 2001


                       See notes to financial statements.



AMIDEX(TM) FUNDS, INC.                                                                                              ANNUAL REPORT
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          AMIDEX 35(TM) MUTUAL FUND

                                                    NO-LOAD CLASS                  CLASS A                      CLASS C
                                            ----------------------------  --------------------------- ----------------------------
                                            FOR THE YEAR  FOR THE PERIOD  FOR THE YEAR FOR THE PERIOD  FOR THE YEAR  FOR THE PERIOD
                                               ENDED          ENDED           ENDED         ENDED          ENDED          ENDED
                                            MAY 31, 2001  MAY 31, 2000(1) MAY 31, 2001 MAY 31, 2000(2) MAY 31, 2001  MAY 31, 2000(3)
                                            ------------  --------------  ------------ --------------  ------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD .....     $ 17.05        $ 10.00        $ 13.33       $ 9.60         $10.42         $10.00
                                               -------        -------        -------       ------         ------         ------
INVESTMENT OPERATIONS:
  Net investment loss ....................       (0.22)         (0.23)         (0.20)       (0.10)         (0.23)         (0.01)
  Net realized and unrealized gain (loss)
    on investments .......................       (4.22)          7.28          (3.31)        3.83          (2.56)          0.43
                                               -------        -------        -------       ------         ------         ------
    Total from investment operations .....       (4.44)          7.05          (3.51)        3.73          (2.79)          0.42
                                               -------        -------        -------       ------         ------         ------
DISTRIBUTIONS:
  From net realized capital gain .........       (0.20)            --          (0.20)          --          (0.20)            --
                                               -------        -------        -------       ------         ------         ------
    Total distributions ..................       (0.20)            --          (0.20)          --          (0.20)            --
                                               -------        -------        -------       ------         ------         ------

NET ASSET VALUE, END OF PERIOD ...........     $ 12.41        $ 17.05        $  9.62       $13.33         $ 7.43         $10.42
                                               =======        =======        =======       ======         ======         ======
TOTAL RETURN .............................      (26.37)%        70.50%        (26.75)%      38.85%        (27.32)%         4.20%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ...     $11,462        $10,981        $ 3,930       $  645         $1,305         $   38
  Ratio of expenses to average net assets.        2.20%          2.85%(5)       2.20%        2.70%(5)       2.95%          2.51%(5)
  Ratio of net investment loss to
    average net assets ...................       (1.36)%        (1.50)%(5)     (1.60)%      (1.48)%(5)     (2.39)%        (2.14)%(5)
  Portfolio turnover rate ................       41.60%         18.16%         41.60%       18.16%         41.60%         18.16%


                                               AMIDEX(TM) ISRAEL TECHNOLOGY FUND
                                                         NO-LOAD CLASS
                                                        ---------------
                                                        FOR THE PERIOD
                                                             ENDED
                                                        MAY 31, 2001(4)
                                                        ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ...............        $10.00
                                                            ------
INVESTMENT OPERATIONS:
  Net investment loss ..............................         (0.02)
  Net realized and unrealized loss on investments ..         (1.26)

    Total from investment operations ...............         (1.28)

NET ASSET VALUE, END OF PERIOD .....................        $ 8.72
                                                            ======

TOTAL RETURN .......................................        (12.80)%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) .............        $1,875
  Ratio of expenses to average net assets ..........          1.45%(5)
  Ratio of net investment loss to average net assets         (0.70)%(5)
  Portfolio turnover rate ..........................          0.00%

1 The AMIDEX 35(TM) Mutual Fund No-load Class shares commenced operations on
  June 8, 1999.
2 The AMIDEX35(TM) Mutual Fund Class A shares commenced operations on
  November 19, 1999.
3 The AMIDEX35(TM) Mutual Fund Class C shares commenced operations on May 19,
  2000.
4 The AMIDEX(TM) Israel Technology Fund commenced operations on February 15,
  2001.
5 Annualized

                       See notes to financial statements.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2001

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMIDEX(TM) Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two portfolios, The AMIDEX35(TM) Mutual Fund and the AMIDEX(TM) Israel Technology Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Funds are currently registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35(TM) Fund and only No-load class in the AMIDEX(TM) Israel Technology Fund. The Funds investment strategies are capital growth. The AMIDEX35(TM) Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEX(TM) Israel Technology Fund became effective with the SEC on December 15, 2000 and commenced operations on February 15, 2001.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by TransNations Investments, LLC. (the "Advisor"). Accordingly, no organization costs have been recorded by the Funds.

     The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2001

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

g) Directors' Fees--Certain directors of the Funds are also directors of the Advisor. The compensation of unaffiliated directors of the Funds is the responsibility of the Advisor. The unaffiliated directors of the Funds have decided to waive their fees incurred during the period ended May 31, 2001.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of capital stock for the AMIDEX35(TM) Fund for the year ended May 31, 2001 were as follows:

                                                    NO-LOAD

                                              SHARES       AMOUNT
                                              ------       ------
            Sold ......................       427,022    $ 7,462,050
            Reinvested ................        10,042        169,003
            Redeemed ..................      (157,245)    (2,423,717)
                                             --------    -----------
            Net Increase...............       279,819    $ 5,207,336
                                             ========    ===========


                                                    CLASS A

                                              SHARES       AMOUNT
                                              ------       ------
            Sold ......................       581,090    $ 8,560,223
            Reinvested ................         4,644         60,840
            Redeemed ..................      (225,416)    (2,666,404)
                                             --------    -----------
            Net Increase...............       360,318    $ 5,954,659
                                             ========    ===========

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2001

                                                    CLASS C

                                              SHARES       AMOUNT
                                              ------       ------
            Sold ......................       189,428    $ 2,107,946
            Reinvested ................         1,008         10,241
            Redeemed ..................       (18,450)      (162,706)
                                             --------    -----------
            Net Increase...............       171,986    $ 1,955,481
                                             ========    ===========


     Transactions in shares of the AMIDEX(TM) Israel Technology Fund for the period from February 15, 2001 to May 31, 2001 were as follows:

                                                     NO-LOAD

                                              SHARES       AMOUNT
                                              ------       ------
            Sold.......................       217,699    $ 2,119,405
            Redeemed...................        (2,784)       (22,151)
                                             --------    -----------
            Net Increase...............       214,915    $ 2,097,254
                                             ========    ===========


     Transactions in shares of the AMIDEX35(TM) Fund for the period ended May 31, 2000 were as follows:

                                                     NO-LOAD

                                              SHARES       AMOUNT
                                              ------       ------
            Sold.......................       766,786    $12,268,490
            Redeemed...................      (132,611)    (2,316,975)
                                             --------    -----------
            Net Increase...............       634,175    $ 9,951,515
                                             ========    ===========

                                                    CLASS A

                                              SHARES       AMOUNT
                                              ------       ------
            Sold.......................        49,409    $   639,240
            Redeemed...................        (1,014)       (12,791)
                                             --------    -----------
            Net Increase...............        48,395    $   626,449
                                             ========    ===========


                                                    CLASS C

                                              SHARES       AMOUNT
                                              ------       ------
            Sold.......................         3,690    $    36,805
            Redeemed...................             0              0
                                             --------    -----------
            Net Increase...............         3,690    $    36,805
                                             ========    ===========

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2001


3.   INVESTMENT TRANSACTIONS

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at May 31, 2001 for each Portfolio were as follows:


                                                             GROSS        GROSS      NET APPRECIATION/
                                              COST       APPRECIATION  DEPRECIATION    (DEPRECIATION)
                                              ----       ------------  ------------  -----------------
     AMIDEX35(TM) Fund .................   $22,388,482     $261,383    $(7,147,927)     $(6,886,544)
     AMIDEX(TM) Israel Technology Fund..     2,094,715      170,102       (389,237)        (219,135)



     For the fiscal year ended May 31, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) for each Portfolio were as follows:

                                                PURCHASES         SALES
                                                ---------         -----
     AMIDEX35(TM) Fund..................      $ 20,118,330     $ 7,379,347
     AMIDEX(TM) Israel Technology Fund..         1,954,867              --

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Funds have entered into an Advisory Agreement with TransNations Investments, LLC (the "Advisor") to provide investment management services to the Funds. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the year ended May 31, 2001, the Advisor earned advisory fees of $95,843 for the AMIDEX35(TM) Fund, with $7,509 remaining payable at May 31, 2001. For the period ended May 31, 2001, the Advisor earned advisory fees of $2,412 for the AMIDEX(TM) Israel Technology Fund, with $778 remaining payable at May 31, 2001.

     The Funds have entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Funds. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% for the AMIDEX35(TM) Fund and 0.70% for the AMIDEX(TM) Israel Technology Fund, applied to the Funds' daily net assets. For the year ended May 31, 2001, the Advisor earned Servicing Agreement fees of $277,945 from the AMIDEX35(TM) Fund, with $21,775 remaining payable at May 31, 2001. For the period ended May 31, 2001, the Advisor earned Servicing Agreement fees from AMIDEX(TM) Israel Technology Fund, of $3,376, with $1,089 remaining payable at May 31, 2001.

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.95% and 1.20% for the AMIDEX35(TM) Fund and the AMIDEX(TM) Israel Technology Fund respectively. The only other expenses incurred by the funds are distribution fees, brokerage fees, taxes, if any, legal fees relating to litigation, and other extraordinary expenses.

     The Funds and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2001

     The Funds and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Funds. Declaration Distributors, Inc. serves as underwriter/distributor of the Funds.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plan also allows the Funds to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders. The distribution plans for the following classes of shares in the AMIDEX35(TM) Fund Class A, the No-load class and the Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the No-load class in the AMIDEX(TM) Israel Technology Fund took effect February 15, 2001. For the year ended May 31, 2001, the AMIDEX35(TM) Fund incurred $56,830 in 12b-1 fees. For the period ended May 31, 2001, the AMIDEX(TM) Israel Technology Fund incurred $1,206 in 12b-1 fees.

5.   CONCENTRATION OF RISK

     The Funds invest exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

     All investments in common stock held by AMIDEX(TM) Israel Technology Fund and a large portion of such investments held by AMIDEX35(TM) Fund are considered investments in a technology sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

6.   RECLASSIFICATIONS

     In accordance with SOP 93-2, the Funds have recorded a reclassification in the capital accounts. As of May 31, 2001, the Funds recorded permanent book/tax differences from net investment loss to Paid-in-capital of $282,948 and $3,392 for the AMIDEX35(TM) Fund and the AMIDEX(TM) Israel Technology Fund respectively. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

AMIDEX(TM) FUNDS, INC.                                            ANNUAL REPORT
-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT



To the Board of Directors and
Shareholders of AMIDEX(TM)Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AMIDEX(TM) Funds, Inc. (the "Fund") comprising the AMIDEX35(TM) Mutual Fund and AMIDEX(TM) Israel Technology Fund as of May 31, 2001, and the related statements of operations and changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting AMIDEX(TM) Funds, Inc. as of May 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.





/S/DELOITTE & TOUCHE LLP
New York, New York
July 20, 2001

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



                              FOR MORE INFORMATION



                               Visit our website:
                                 WWW.AMIDEX.COM



                                     Email:
                               SUPPORT@AMIDEX.COM



                               Call us toll free:
                                 1-888-876-3566



                                     Mail:
                             AMIDEX(TM) FUNDS, INC.
                        C/O DECLARATION SERVICE COMPANY
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428